Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2012
Registrant Name	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Central Index Key	0000917125
Amendment Flag	false
Document Creation Date	Jul 27, 2012
Document Effective Date	Jul 31, 2012
Prospectus Date	Jul 31, 2012

Original | Rainier Large Cap Equity Fund
SUMMARY SECTION Rainier Large Cap Equity Fund Original Shares
INVESTMENT OBJECTIVE
The Rainier Large Cap Equity Fund (the “Large Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Original Rainier Large Cap Equity Fund Original Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Original Rainier Large Cap Equity Fund Original Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Original Rainier Large Cap Equity Fund Original Shares	119	372	644	1,420

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 85.70% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of large-capitalization companies traded in the U.S. The Investment Adviser considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase. The Fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below $3 billion will normally comprise less than 20% of the Fund. The Fund will normally be invested in approximately 75 to 150 securities. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index, such as the Standard & Poor’s (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issue. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER LARGE CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2012 for the Fund was 7.64%.

Best Quarter:	+14.86%	(second quarter, 2003)
Worst Quarter:	-23.63%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Original Rainier Large Cap Equity Fund	1 Year	5 Years	10 Years
Original Shares	(4.36%)	(1.23%)	2.41%
Original Shares Return after taxes on distributions	(4.40%)	(1.56%)	2.10%
Original Shares Return after taxes on distributions and sale of fund shares	(2.78%)	(1.07%)	2.05%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Original | Rainier Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Large Cap Equity Fund Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Large Cap Equity Fund (the “Large Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 85.70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of large-capitalization companies traded in the U.S. The Investment Adviser considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase. The Fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below $3 billion will normally comprise less than 20% of the Fund. The Fund will normally be invested in approximately 75 to 150 securities. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

		The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index, such as the Standard & Poor’s (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issue. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER LARGE CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2012 for the Fund was 7.64%.

Best Quarter:	+14.86%	(second quarter, 2003)
Worst Quarter:	-23.63%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Original | Rainier Large Cap Equity Fund | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
2002	rr_AnnualReturn2002	(23.35%)
2003	rr_AnnualReturn2003	28.77%
2004	rr_AnnualReturn2004	9.35%
2005	rr_AnnualReturn2005	11.34%
2006	rr_AnnualReturn2006	12.25%
2007	rr_AnnualReturn2007	16.39%
2008	rr_AnnualReturn2008	(40.82%)
2009	rr_AnnualReturn2009	23.34%
2010	rr_AnnualReturn2010	15.73%
2011	rr_AnnualReturn2011	(4.36%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.63%)
1 Year	rr_AverageAnnualReturnYear01	(4.36%)
5 Years	rr_AverageAnnualReturnYear05	(1.23%)
10 Years	rr_AverageAnnualReturnYear10	2.41%
Original | Rainier Large Cap Equity Fund | Return after taxes on distributions | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.40%)
5 Years	rr_AverageAnnualReturnYear05	(1.56%)
10 Years	rr_AverageAnnualReturnYear10	2.10%
Original | Rainier Large Cap Equity Fund | Return after taxes on distributions and sale of fund shares | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.78%)
5 Years	rr_AverageAnnualReturnYear05	(1.07%)
10 Years	rr_AverageAnnualReturnYear10	2.05%
Original | Rainier Large Cap Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Original | Rainier Large Cap Equity Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%

Original | Rainier Mid Cap Equity Fund
SUMMARY SECTION Rainier Mid Cap Equity Fund Original Shares
INVESTMENT OBJECTIVE
The Rainier Mid Cap Equity Fund (the “Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Original Rainier Mid Cap Equity Fund Original Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Original Rainier Mid Cap Equity Fund Original Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.31%

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Original Rainier Mid Cap Equity Fund Original Shares	133	415	718	1,579

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 127.86% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of mid-capitalization companies traded in the U.S. The Investment Adviser considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Fund may invest may vary with market conditions. As of May 31, 2012, the market capitalization range of companies included in the Russell Midcap Index was $1.4 billion to $17.4 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. The Fund will normally invest in approximately 75 to 150 companies. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap® Index, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issue. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and Since Inception (December 27, 2005) periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER MID CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2012 for the Fund was 6.32%.

Best Quarter:	+18.31%	(third quarter, 2009)
Worst Quarter:	-30.88%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Original Rainier Mid Cap Equity Fund	1 Year	5 Years	Since Inception	Inception Date
Original Shares	(3.75%)	2.04%	4.78%	Dec 27, 2005
Original Shares Return after taxes on distributions	(3.75%)	1.85%	4.60%
Original Shares Return after taxes on distributions and sale of fund shares	(2.44%)	1.65%	4.04%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	(1.55%)	1.41%	3.54%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	2.44%	3.72%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund Shares, a tax deduction is provided that benefits the investor.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Original | Rainier Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Mid Cap Equity Fund Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Mid Cap Equity Fund (the “Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 127.86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.86%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of mid-capitalization companies traded in the U.S. The Investment Adviser considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Fund may invest may vary with market conditions. As of May 31, 2012, the market capitalization range of companies included in the Russell Midcap Index was $1.4 billion to $17.4 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. The Fund will normally invest in approximately 75 to 150 companies. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

		The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap® Index, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issue. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and Since Inception (December 27, 2005) periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and Since Inception (December 27, 2005) periods with a domestic broad-based market index and with a secondary domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER MID CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2012 for the Fund was 6.32%.

Best Quarter:	+18.31%	(third quarter, 2009)
Worst Quarter:	-30.88%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund Shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund Shares, a tax deduction is provided that benefits the investor.
Original | Rainier Mid Cap Equity Fund | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	21.49%
2007	rr_AnnualReturn2007	27.11%
2008	rr_AnnualReturn2008	(46.60%)
2009	rr_AnnualReturn2009	33.39%
2010	rr_AnnualReturn2010	26.93%
2011	rr_AnnualReturn2011	(3.75%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.88%)
1 Year	rr_AverageAnnualReturnYear01	(3.75%)
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2005
Original | Rainier Mid Cap Equity Fund | Return after taxes on distributions | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.75%)
5 Years	rr_AverageAnnualReturnYear05	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Original | Rainier Mid Cap Equity Fund | Return after taxes on distributions and sale of fund shares | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Original | Rainier Mid Cap Equity Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Original | Rainier Mid Cap Equity Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%

Original | Rainier Small/Mid Cap Equity Fund
SUMMARY SECTION Rainier Small/Mid Cap Equity Fund Original Shares
INVESTMENT OBJECTIVE
The Rainier Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Original Rainier Small/Mid Cap Equity Fund Original Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Original Rainier Small/Mid Cap Equity Fund Original Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.26%

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Original Rainier Small/Mid Cap Equity Fund Original Shares	128	400	692	1,523

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 110.71% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of small- and mid-capitalization companies traded in the U.S. The Fund will invest in approximately 100 to 150 companies. The Investment Adviser defines small- and mid-cap companies as companies that are members of, or fall within, the capitalization range inclusive of the Russell 2000® Index, which was $101 million to $2.6 billion as of May 31, 2012, and the Russell Midcap® Index, which was $1.4 billion to $17.4 billion as of May 31, 2012. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index of small- and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issue. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER SMALL/MID CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2012 for the Fund was 5.84%.

Best Quarter:	+21.84%	(second quarter, 2003)
Worst Quarter:	-32.30%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Original Rainier Small/Mid Cap Equity Fund	1 Year	5 Years	10 Years
Original Shares	(2.51%)	(0.35%)	6.16%
Original Shares Return after taxes on distributions	(2.51%)	(0.86%)	5.70%
Original Shares Return after taxes on distributions and sale of fund shares	(1.63%)	(0.40%)	5.31%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.24%	6.57%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	(1.57%)	2.89%	5.23%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Original | Rainier Small/Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Small/Mid Cap Equity Fund Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 110.71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.71%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of small- and mid-capitalization companies traded in the U.S. The Fund will invest in approximately 100 to 150 companies. The Investment Adviser defines small- and mid-cap companies as companies that are members of, or fall within, the capitalization range inclusive of the Russell 2000® Index, which was $101 million to $2.6 billion as of May 31, 2012, and the Russell Midcap® Index, which was $1.4 billion to $17.4 billion as of May 31, 2012. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

		The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index of small- and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issue. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER SMALL/MID CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2012 for the Fund was 5.84%.

Best Quarter:	+21.84%	(second quarter, 2003)
Worst Quarter:	-32.30%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Original | Rainier Small/Mid Cap Equity Fund | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
2002	rr_AnnualReturn2002	(20.02%)
2003	rr_AnnualReturn2003	46.24%
2004	rr_AnnualReturn2004	17.36%
2005	rr_AnnualReturn2005	17.53%
2006	rr_AnnualReturn2006	14.67%
2007	rr_AnnualReturn2007	21.46%
2008	rr_AnnualReturn2008	(48.79%)
2009	rr_AnnualReturn2009	29.83%
2010	rr_AnnualReturn2010	24.85%
2011	rr_AnnualReturn2011	(2.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.30%)
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	6.16%
Original | Rainier Small/Mid Cap Equity Fund | Return after taxes on distributions | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	5.70%
Original | Rainier Small/Mid Cap Equity Fund | Return after taxes on distributions and sale of fund shares | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.63%)
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
10 Years	rr_AverageAnnualReturnYear10	5.31%
Original | Rainier Small/Mid Cap Equity Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	6.57%
Original | Rainier Small/Mid Cap Equity Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	5.23%

Original | Rainier Balanced Fund
SUMMARY SECTION Rainier Balanced Fund Original Shares
INVESTMENT OBJECTIVE
The Rainier Balanced Fund (the “Balanced Fund” or “Fund”) seeks to provide investors with a balance of long-term capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Original Rainier Balanced Fund Original Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Original Rainier Balanced Fund Original Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.16%

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Original Rainier Balanced Fund Original Shares	118	368	638	1,409

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 77.20% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade fixed-income securities (including convertible bonds) and cash equivalent securities. A portion of these investment-grade fixed-income securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade fixed-income securities are generally considered to be those rated Baa[3] or better by Moody’s Investor Services, Inc. (“Moody’s”), or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) and Fitch Ratings (“Fitch”). The Fund may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. The Investment Adviser seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Fund’s assets will be allocated among equity, fixed-income and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Fund’s net assets. Fixed-income securities will normally represent from 30% to 55% of the Fund’s net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Fund’s net assets. The Investment Adviser utilizes an approach of “strategic” long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The stock portion of the Fund invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Fund may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. The Investment Adviser refers to the equity selection philosophy as Growth at a Reasonable Price (“GARP”). The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Bond Risk – As with most fixed-income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Mortgage-Backed Securities Risk – The structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stocks tend to fluctuate in value more than other stocks.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issue. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index, a secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser and provided as a blend of the equity and bond market. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER BALANCED FUND CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2012 for the Fund was 5.59%.

Best Quarter:	+10.11%	(third quarter, 2009)
Worst Quarter:	-14.32%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Original Rainier Balanced Fund	1 Year	5 Years	10 Years
Original Shares	(1.00%)	1.29%	3.46%
Original Shares Return after taxes on distributions	(1.25%)	0.41%	2.59%
Original Shares Return after taxes on distributions and sale of fund shares	(0.51%)	0.86%	2.70%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital U.S. Intermediate Govt/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
Balanced Index (reflects no deduction for fees, expenses or taxes)	3.58%	2.39%	4.00%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Original | Rainier Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Balanced Fund Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Balanced Fund (the “Balanced Fund” or “Fund”) seeks to provide investors with a balance of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 77.20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade fixed-income securities (including convertible bonds) and cash equivalent securities. A portion of these investment-grade fixed-income securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade fixed-income securities are generally considered to be those rated Baa[3] or better by Moody’s Investor Services, Inc. (“Moody’s”), or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) and Fitch Ratings (“Fitch”). The Fund may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. The Investment Adviser seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Fund’s assets will be allocated among equity, fixed-income and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Fund’s net assets. Fixed-income securities will normally represent from 30% to 55% of the Fund’s net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Fund’s net assets. The Investment Adviser utilizes an approach of “strategic” long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

		The stock portion of the Fund invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Fund may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. The Investment Adviser refers to the equity selection philosophy as Growth at a Reasonable Price (“GARP”). The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Bond Risk – As with most fixed-income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Mortgage-Backed Securities Risk – The structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stocks tend to fluctuate in value more than other stocks.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issue. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index, a secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser and provided as a blend of the equity and bond market. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index, a secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser and provided as a blend of the equity and bond market.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER BALANCED FUND CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2012 for the Fund was 5.59%.

Best Quarter:	+10.11%	(third quarter, 2009)
Worst Quarter:	-14.32%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Original | Rainier Balanced Fund | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
2002	rr_AnnualReturn2002	(10.53%)
2003	rr_AnnualReturn2003	18.33%
2004	rr_AnnualReturn2004	6.40%
2005	rr_AnnualReturn2005	7.32%
2006	rr_AnnualReturn2006	9.03%
2007	rr_AnnualReturn2007	12.45%
2008	rr_AnnualReturn2008	(27.99%)
2009	rr_AnnualReturn2009	18.40%
2010	rr_AnnualReturn2010	12.30%
2011	rr_AnnualReturn2011	(1.00%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.32%)
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Original | Rainier Balanced Fund | Return after taxes on distributions | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	2.59%
Original | Rainier Balanced Fund | Return after taxes on distributions and sale of fund shares | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.51%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	2.70%
Original | Rainier Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Original | Rainier Balanced Fund | Barclays Capital U.S. Intermediate Govt/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Original | Rainier Balanced Fund | Balanced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.58%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	4.00%

Original | Rainier Intermediate Fixed Income Fund
SUMMARY SECTION Rainier Intermediate Fixed Income Fund Original Shares
INVESTMENT OBJECTIVE
The Rainier Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund” or “Fund”) seeks to provide investors with current income.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Original Rainier Intermediate Fixed Income Fund Original Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Original Rainier Intermediate Fixed Income Fund Original Shares
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.10%
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.72%
Fee Waiver and/or Expense Reimbursement		(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.55%
[1]	The Investment Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.45% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2013. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Original Rainier Intermediate Fixed Income Fund Original Shares	56	213	384	879

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32.65% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in a diversified portfolio of fixed-income securities (including convertible bonds). Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government, or its agencies, and corporate issuers. A portion of these investments may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). The Fund will invest in fixed-income securities that are not U.S. government or agency securities only if they are rated at least investment-grade quality (or are deemed to be of equivalent quality by the Investment Adviser) at the time of investment. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, the Fund may invest up to 25% of its assets in foreign fixed-income securities. These include U.S. dollar denominated securities of foreign issuers.

The Investment Adviser intends, but is not obligated, to construct the Fund with a higher proportion of corporate issues than government or government agency securities. Investment-grade fixed-income securities are generally considered to be those rated Baa[3] or better by Moody’s Investor Services, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”). Securities that are rated Baa[3] by Moody’s or BBB- by S&P or Fitch, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. The Investment Adviser intends to limit investment in securities rated Baa3 by Moody’s or BBB- by S&P or Fitch to no more than 30% of the Fund’s total assets.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if the Investment Adviser believes a temporary defensive posture is appropriate. The Investment Adviser plans to manage the Fund as a moderate duration portfolio. To the Investment Adviser, “moderate duration” denotes a portfolio within a range on average of ±25% of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index. If, for example, the duration of the Barclays Capital Index were 4.0 years, the Fund’s duration would be between 3.0 and 5.0 years. Duration measures the sensitivity of a fixed-income portfolio to interest-rate changes. To illustrate, if a portfolio had an average effective duration of 5.0 years, a 1% increase in market interest rates would cause the principal value of the portfolio to lose approximately 5%. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Bond Risk – As with most fixed-income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Mortgage-Backed Securities Risk – The structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic treasury bill market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER INTERMEDIATE FIXED INCOME FUND CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2012 for the Fund was 2.83%.

Best Quarter:	+4.32%	(fourth quarter, 2008)
Worst Quarter:	-2.69%	(third quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Original Rainier Intermediate Fixed Income Fund	1 Year	5 Years	10 Years
Original Shares	4.20%	5.52%	4.79%
Original Shares Return after taxes on distributions	2.85%	4.06%	3.38%
Original Shares Return after taxes on distributions and sale of fund shares	2.85%	3.89%	3.32%
Barclays Capital U.S. Intermediate Govt/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
Citigroup 3-month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.85%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Original | Rainier Intermediate Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Intermediate Fixed Income Fund Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund” or “Fund”) seeks to provide investors with current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32.65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.65%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in a diversified portfolio of fixed-income securities (including convertible bonds). Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government, or its agencies, and corporate issuers. A portion of these investments may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). The Fund will invest in fixed-income securities that are not U.S. government or agency securities only if they are rated at least investment-grade quality (or are deemed to be of equivalent quality by the Investment Adviser) at the time of investment. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, the Fund may invest up to 25% of its assets in foreign fixed-income securities. These include U.S. dollar denominated securities of foreign issuers.

The Investment Adviser intends, but is not obligated, to construct the Fund with a higher proportion of corporate issues than government or government agency securities. Investment-grade fixed-income securities are generally considered to be those rated Baa[3] or better by Moody’s Investor Services, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”). Securities that are rated Baa[3] by Moody’s or BBB- by S&P or Fitch, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. The Investment Adviser intends to limit investment in securities rated Baa3 by Moody’s or BBB- by S&P or Fitch to no more than 30% of the Fund’s total assets.

		The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if the Investment Adviser believes a temporary defensive posture is appropriate. The Investment Adviser plans to manage the Fund as a moderate duration portfolio. To the Investment Adviser, “moderate duration” denotes a portfolio within a range on average of ±25% of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index. If, for example, the duration of the Barclays Capital Index were 4.0 years, the Fund’s duration would be between 3.0 and 5.0 years. Duration measures the sensitivity of a fixed-income portfolio to interest-rate changes. To illustrate, if a portfolio had an average effective duration of 5.0 years, a 1% increase in market interest rates would cause the principal value of the portfolio to lose approximately 5%. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Bond Risk – As with most fixed-income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Mortgage-Backed Securities Risk – The structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic treasury bill market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic treasury bill market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER INTERMEDIATE FIXED INCOME FUND CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2012 for the Fund was 2.83%.

Best Quarter:	+4.32%	(fourth quarter, 2008)
Worst Quarter:	-2.69%	(third quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Original | Rainier Intermediate Fixed Income Fund | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55% [1]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	213
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	879
2002	rr_AnnualReturn2002	9.03%
2003	rr_AnnualReturn2003	4.17%
2004	rr_AnnualReturn2004	2.29%
2005	rr_AnnualReturn2005	0.97%
2006	rr_AnnualReturn2006	4.05%
2007	rr_AnnualReturn2007	6.18%
2008	rr_AnnualReturn2008	2.73%
2009	rr_AnnualReturn2009	8.80%
2010	rr_AnnualReturn2010	5.79%
2011	rr_AnnualReturn2011	4.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.69%)
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	5.52%
10 Years	rr_AverageAnnualReturnYear10	4.79%
Original | Rainier Intermediate Fixed Income Fund | Return after taxes on distributions | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	4.06%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Original | Rainier Intermediate Fixed Income Fund | Return after taxes on distributions and sale of fund shares | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Original | Rainier Intermediate Fixed Income Fund | Barclays Capital U.S. Intermediate Govt/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Original | Rainier Intermediate Fixed Income Fund | Citigroup 3-month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.85%

[1]	The Investment Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.45% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2013. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Original | Rainier High Yield Fund
SUMMARY SECTION Rainier High Yield Fund Original Shares
INVESTMENT OBJECTIVE
The Rainier High Yield Fund (the “High Yield Fund” or “Fund”) seeks to earn a high level of current income.
Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Original Rainier High Yield Fund Original Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Original Rainier High Yield Fund Original Shares
Management Fees		0.55%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.18%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		1.01%
Fee Waiver and/or Expense Reimbursement		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.93%
[1]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[2]	The Investment Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2013. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Original Rainier High Yield Fund Original Shares	95	322	568	1,272

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.05% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in below investment grade bonds of corporate issuers. These “high yield” securities, often called “junk bonds,” will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Investment Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.

The Fund will purchase securities of companies in any capitalization range – small, medium or large. The Fund’s principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Fund may also invest in private placements and “Rule 144A” securities, which are subject to resale restrictions. The Fund is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds. The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Investment Adviser believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Fund does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.” Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

The Fund may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager’s expectations, or when swapped for a more attractive security.
PRINCIPAL INVESTMENT RISKS
Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  High-Yield (Junk Bond) Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuers’ creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Bond Risk – As with most fixed-income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  Liquidity Risk – Illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund’s Institutional Shares. The Fund’s Original Shares commenced operations on July 31, 2012. The performance shown in the bar chart below is prior to the inception of Original Shares and reflects the performance of the Fund’s Institutional Class shares which are not presented in this Prospectus and have lower fees. The bar chart below illustrates how the Fund’s Institutional Shares total returns have varied since inception. The table below illustrates how the Fund’s Institutional Shares average annual total returns for the 1-year and since inception periods compare with a domestic high yield market index. The Fund’s Institutional Shares performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER HIGH YIELD FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2012 for the Rainier High Yield Fund Institutional Shares was 6.10%.

Best Quarter:	+6.82%	(third quarter, 2010)
Worst Quarter:	-3.89%	(third quarter, 2011)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Original Rainier High Yield Fund	1 Year	Since Inception	Inception Date
Original Shares	6.16%	16.00%	Mar 31, 2009
Original Shares Return after taxes on distributions	3.60%	12.51%
Original Shares Return after taxes on distributions and sale of fund shares	4.06%	11.72%
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	4.38%	23.88%
BofA Merrill Lynch U.S. High Yield BB-B Rated Index (reflects no deduction for fees, expenses or taxes)	5.43%	20.16%

Original Shares commenced operations on July 31, 2012. The performance shown above is prior to the inception of Original Shares and reflects the performance of the Fund’s Institutional Shares, which are not presented in this Prospectus. The Fund’s Original Shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would different only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Original | Rainier High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier High Yield Fund Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier High Yield Fund (the “High Yield Fund” or “Fund”) seeks to earn a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.05% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.05%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in below investment grade bonds of corporate issuers. These “high yield” securities, often called “junk bonds,” will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Investment Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.

The Fund will purchase securities of companies in any capitalization range – small, medium or large. The Fund’s principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Fund may also invest in private placements and “Rule 144A” securities, which are subject to resale restrictions. The Fund is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds. The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Investment Adviser believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Fund does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.” Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

The Fund may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager’s expectations, or when swapped for a more attractive security.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  High-Yield (Junk Bond) Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuers’ creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Bond Risk – As with most fixed-income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  Liquidity Risk – Illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund’s Institutional Shares. The Fund’s Original Shares commenced operations on July 31, 2012. The performance shown in the bar chart below is prior to the inception of Original Shares and reflects the performance of the Fund’s Institutional Class shares which are not presented in this Prospectus and have lower fees. The bar chart below illustrates how the Fund’s Institutional Shares total returns have varied since inception. The table below illustrates how the Fund’s Institutional Shares average annual total returns for the 1-year and since inception periods compare with a domestic high yield market index. The Fund’s Institutional Shares performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s Institutional Shares total returns have varied since inception. The table below illustrates how the Fund’s Institutional Shares average annual total returns for the 1-year and since inception periods compare with a domestic high yield market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Fund’s Institutional Shares performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER HIGH YIELD FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2012 for the Rainier High Yield Fund Institutional Shares was 6.10%.

Best Quarter:	+6.82%	(third quarter, 2010)
Worst Quarter:	-3.89%	(third quarter, 2011)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Original Shares commenced operations on July 31, 2012. The performance shown above is prior to the inception of Original Shares and reflects the performance of the Fund’s Institutional Shares, which are not presented in this Prospectus. The Fund’s Original Shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would different only to the extent that the classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Original Shares commenced operations on July 31, 2012. The performance shown above is prior to the inception of Original Shares and reflects the performance of the Fund’s Institutional Shares, which are not presented in this Prospectus. The Fund’s Original Shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would different only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Original | Rainier High Yield Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010	13.33%
2011	rr_AnnualReturn2011	6.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.89%)
Original | Rainier High Yield Fund | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[2]
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	568
10 Years	rr_ExpenseExampleYear10	1,272
1 Year	rr_AverageAnnualReturnYear01	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	16.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Original | Rainier High Yield Fund | Return after taxes on distributions | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	12.51%
Original | Rainier High Yield Fund | Return after taxes on distributions and sale of fund shares | Original Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	11.72%
Original | Rainier High Yield Fund | BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	23.88%
Original | Rainier High Yield Fund | BofA Merrill Lynch U.S. High Yield BB-B Rated Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.43%
Since Inception	rr_AverageAnnualReturnSinceInception	20.16%

[1]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[2]	The Investment Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2013. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Institutional | Rainier Large Cap Equity Fund
SUMMARY SECTION Rainier Large Cap Equity Fund Institutional Shares
INVESTMENT OBJECTIVE
The Rainier Large Cap Equity Fund (the “Large Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier Large Cap Equity Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Rainier Large Cap Equity Fund Institutional Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.92%

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier Large Cap Equity Fund Institutional Shares	94	293	509	1,131

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 85.70% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of large-capitalization companies traded in the U.S. The Investment Adviser considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase. The Fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below $3 billion will normally comprise less than 20% of the Fund. The Fund will normally be invested in approximately 75 to 150 securities. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index, such as the Standard & Poor’s (S&P) 500® Index, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The performance figures include the performance for the Fund’s Original Shares for periods prior to the inception date of the Fund’s Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER LARGE CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2012 for the Fund was 7.78%.

Best Quarter:	+14.94%	(second quarter, 2003)
Worst Quarter:	-23.64%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Institutional Rainier Large Cap Equity Fund	1 Year	5 Years	10 Years
Institutional Shares	(4.10%)	(0.97%)	2.66%
Institutional Shares Return after taxes on distributions	(4.16%)	(1.34%)	2.33%
Institutional Shares Return after taxes on distributions and sale of fund shares	(2.59%)	(0.87%)	2.26%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Institutional | Rainier Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Large Cap Equity Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Large Cap Equity Fund (the “Large Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 85.70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of large-capitalization companies traded in the U.S. The Investment Adviser considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase. The Fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below $3 billion will normally comprise less than 20% of the Fund. The Fund will normally be invested in approximately 75 to 150 securities. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

		The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index, such as the Standard & Poor’s (S&P) 500® Index, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The performance figures include the performance for the Fund’s Original Shares for periods prior to the inception date of the Fund’s Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The performance figures include the performance for the Fund’s Original Shares for periods prior to the inception date of the Fund’s Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER LARGE CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2012 for the Fund was 7.78%.

Best Quarter:	+14.94%	(second quarter, 2003)
Worst Quarter:	-23.64%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Institutional | Rainier Large Cap Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
2002	rr_AnnualReturn2002	(23.22%)
2003	rr_AnnualReturn2003	29.08%
2004	rr_AnnualReturn2004	9.59%
2005	rr_AnnualReturn2005	11.67%
2006	rr_AnnualReturn2006	12.54%
2007	rr_AnnualReturn2007	16.71%
2008	rr_AnnualReturn2008	(40.70%)
2009	rr_AnnualReturn2009	23.73%
2010	rr_AnnualReturn2010	16.00%
2011	rr_AnnualReturn2011	(4.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.64%)
1 Year	rr_AverageAnnualReturnYear01	(4.10%)
5 Years	rr_AverageAnnualReturnYear05	(0.97%)
10 Years	rr_AverageAnnualReturnYear10	2.66%
Institutional | Rainier Large Cap Equity Fund | Return after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.16%)
5 Years	rr_AverageAnnualReturnYear05	(1.34%)
10 Years	rr_AverageAnnualReturnYear10	2.33%
Institutional | Rainier Large Cap Equity Fund | Return after taxes on distributions and sale of fund shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.59%)
5 Years	rr_AverageAnnualReturnYear05	(0.87%)
10 Years	rr_AverageAnnualReturnYear10	2.26%
Institutional | Rainier Large Cap Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Institutional | Rainier Large Cap Equity Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%

Institutional | Rainier Mid Cap Equity Fund
SUMMARY SECTION Rainier Mid Cap Equity Fund Institutional Shares
INVESTMENT OBJECTIVE
The Rainier Mid Cap Equity Fund (the “Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier Mid Cap Equity Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Rainier Mid Cap Equity Fund Institutional Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.06%

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier Mid Cap Equity Fund Institutional Shares	108	337	585	1,294

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 127.86% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of mid-capitalization companies traded in the U.S. The Investment Adviser considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Fund may invest may vary with market conditions. As of May 31, 2012, the market capitalization range of companies included in the Russell Midcap Index was $1.4 billion to $17.4 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. The Fund will normally invest in approximately 75 to 150 companies. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap Index, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER MID CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2012 for the Fund was 6.43%.

Best Quarter:	+18.38%	(third quarter, 2009)
Worst Quarter:	-30.81%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Institutional Rainier Mid Cap Equity Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	(3.51%)	2.29%	5.04%	Dec 27, 2005
Institutional Shares Return after taxes on distributions	(3.51%)	2.10%	4.87%
Institutional Shares Return after taxes on distributions and sale of fund shares	(2.28%)	1.87%	4.27%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	(1.55%)	1.41%	3.54%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	2.44%	3.72%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when capital loss occurs upon the redemption of Fund Shares, a tax deduction is provided that benefits the investor.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Institutional | Rainier Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Mid Cap Equity Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Mid Cap Equity Fund (the “Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 127.86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.86%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of mid-capitalization companies traded in the U.S. The Investment Adviser considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Fund may invest may vary with market conditions. As of May 31, 2012, the market capitalization range of companies included in the Russell Midcap Index was $1.4 billion to $17.4 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. The Fund will normally invest in approximately 75 to 150 companies. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

		The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap Index, and normally avoids extreme overweighting or underweighting relative to that index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods with a domestic broad-based market index and with a secondary domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER MID CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2012 for the Fund was 6.43%.

Best Quarter:	+18.38%	(third quarter, 2009)
Worst Quarter:	-30.81%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when capital loss occurs upon the redemption of Fund Shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when capital loss occurs upon the redemption of Fund Shares, a tax deduction is provided that benefits the investor.
Institutional | Rainier Mid Cap Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	21.83%
2007	rr_AnnualReturn2007	27.42%
2008	rr_AnnualReturn2008	(46.46%)
2009	rr_AnnualReturn2009	33.70%
2010	rr_AnnualReturn2010	27.26%
2011	rr_AnnualReturn2011	(3.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.81%)
1 Year	rr_AverageAnnualReturnYear01	(3.51%)
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2005
Institutional | Rainier Mid Cap Equity Fund | Return after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.51%)
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Institutional | Rainier Mid Cap Equity Fund | Return after taxes on distributions and sale of fund shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.28%)
5 Years	rr_AverageAnnualReturnYear05	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Institutional | Rainier Mid Cap Equity Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Institutional | Rainier Mid Cap Equity Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%

Institutional | Rainier Small/Mid Cap Equity Fund
SUMMARY SECTION Rainier Small/Mid Cap Equity Fund Institutional Shares
INVESTMENT OBJECTIVE
The Rainier Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier Small/Mid Cap Equity Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Rainier Small/Mid Cap Equity Fund Institutional Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.01%

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier Small/Mid Cap Equity Fund Institutional Shares	103	322	558	1,236

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 110.71% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of small- and mid-capitalization companies traded in the U.S. The Fund will invest in approximately 100 to 150 companies. The Investment Adviser defines small- and mid-cap companies as companies that are members of, or fall within, the capitalization range of the Russell 2000® Index, which was $101 million to $2.6 billion as of May 31, 2012, and the Russell Midcap® Index, which was $1.4 billion to $17.4 billion as of May 31, 2012. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index of small- and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The performance figures include the performance of the Fund’s Original Shares for periods prior to the inception date of the Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER SMALL/MID CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2012 for the Fund was 5.99%.

Best Quarter:	+21.92%	(second quarter, 2003)
Worst Quarter:	-32.26%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Institutional Rainier Small/Mid Cap Equity Fund	1 Year	5 Years	10 Years
Institutional Shares	(2.27%)	(0.10%)	6.41%
Institutional Shares Return after taxes on distributions	(2.27%)	(0.61%)	5.95%
Institutional Shares Return after taxes on distributions and sale of fund shares	(1.48%)	(0.20%)	5.54%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.24%	6.57%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	(1.57%)	2.89%	5.23%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Institutional | Rainier Small/Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Small/Mid Cap Equity Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 110.71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.71%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of small- and mid-capitalization companies traded in the U.S. The Fund will invest in approximately 100 to 150 companies. The Investment Adviser defines small- and mid-cap companies as companies that are members of, or fall within, the capitalization range of the Russell 2000® Index, which was $101 million to $2.6 billion as of May 31, 2012, and the Russell Midcap® Index, which was $1.4 billion to $17.4 billion as of May 31, 2012. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Investment Adviser considers them to be particularly attractive. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

		The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Investment Adviser compares the Fund’s economic sector weightings to a broad index of small- and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Foreign Securities Risks – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The performance figures include the performance of the Fund’s Original Shares for periods prior to the inception date of the Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The performance figures include the performance of the Fund’s Original Shares for periods prior to the inception date of the Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER SMALL/MID CAP EQUITY FUND CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2012 for the Fund was 5.99%.

Best Quarter:	+21.92%	(second quarter, 2003)
Worst Quarter:	-32.26%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Institutional | Rainier Small/Mid Cap Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
2002	rr_AnnualReturn2002	(19.93%)
2003	rr_AnnualReturn2003	46.64%
2004	rr_AnnualReturn2004	17.69%
2005	rr_AnnualReturn2005	17.82%
2006	rr_AnnualReturn2006	14.95%
2007	rr_AnnualReturn2007	21.76%
2008	rr_AnnualReturn2008	(48.68%)
2009	rr_AnnualReturn2009	30.19%
2010	rr_AnnualReturn2010	25.13%
2011	rr_AnnualReturn2011	(2.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.26%)
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	6.41%
Institutional | Rainier Small/Mid Cap Equity Fund | Return after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	5.95%
Institutional | Rainier Small/Mid Cap Equity Fund | Return after taxes on distributions and sale of fund shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
10 Years	rr_AverageAnnualReturnYear10	5.54%
Institutional | Rainier Small/Mid Cap Equity Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	6.57%
Institutional | Rainier Small/Mid Cap Equity Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	5.23%

Institutional | Rainier Balanced Fund
SUMMARY SECTION Rainier Balanced Fund Institutional Shares
INVESTMENT OBJECTIVE
The Rainier Balanced Fund (the “Balanced Fund” or “Fund”) seeks to provide investors with a balance of long-term capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier Balanced Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Rainier Balanced Fund Institutional Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.91%

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier Balanced Fund Institutional Shares	93	290	504	1,120

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 77.20% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade fixed-income securities (including convertible bonds) and cash equivalent securities. A portion of these investment-grade fixed-income securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody’s Investor Services, Inc. (“Moody’s”), or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) and Fitch Ratings (“Fitch”). The Fund may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. The Investment Adviser seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Fund’s assets will be allocated among equity, fixed-income and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Fund’s net assets. Fixed-income securities will normally represent from 30% to 55% of the Fund’s net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Fund’s net assets.

The Investment Adviser utilizes an approach of “strategic” long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, the Fund may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The stock portion of the Fund invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Fund may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. The Investment Adviser refers to the equity selection philosophy as Growth at a Reasonable Price (“GARP”). The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Bond Risk – The income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Mortgage-Backed Securities Risk – The structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stocks tend to fluctuate in value more than other stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The performance figures include the performance of the Fund’s Original Shares for periods prior to the inception date of the Fund’s Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index, a secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser and provided as a blend of the equity and bond market. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER BALANCED FUND CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2012 for the Fund was 5.80%.

Best Quarter:	+10.20%	(third quarter, 2009)
Worst Quarter:	-14.26%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Institutional Rainier Balanced Fund	1 Year	5 Years	10 Years
Institutional Shares	(0.80%)	1.54%	3.71%
Institutional Shares Return after taxes on distributions	(1.11%)	0.60%	2.80%
Institutional Shares Return after taxes on distributions and sale of fund shares	(0.35%)	1.04%	2.90%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital U.S. Intermediate Govt/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
Balanced Index (reflects no deduction for fees, expenses or taxes)	3.58%	2.39%	4.00%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Institutional | Rainier Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Balanced Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Balanced Fund (the “Balanced Fund” or “Fund”) seeks to provide investors with a balance of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 77.20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade fixed-income securities (including convertible bonds) and cash equivalent securities. A portion of these investment-grade fixed-income securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody’s Investor Services, Inc. (“Moody’s”), or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) and Fitch Ratings (“Fitch”). The Fund may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. The Investment Adviser seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Fund’s assets will be allocated among equity, fixed-income and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Fund’s net assets. Fixed-income securities will normally represent from 30% to 55% of the Fund’s net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Fund’s net assets.

The Investment Adviser utilizes an approach of “strategic” long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, the Fund may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Investment Adviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

		The stock portion of the Fund invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Fund may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. The Investment Adviser refers to the equity selection philosophy as Growth at a Reasonable Price (“GARP”). The Investment Adviser considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Bond Risk – The income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Mortgage-Backed Securities Risk – The structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stocks tend to fluctuate in value more than other stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The performance figures include the performance of the Fund’s Original Shares for periods prior to the inception date of the Fund’s Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index, a secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser and provided as a blend of the equity and bond market. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The performance figures include the performance of the Fund’s Original Shares for periods prior to the inception date of the Fund’s Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index, a secondary index provided as a bond market measure, and a third index calculated by the Investment Adviser and provided as a blend of the equity and bond market.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER BALANCED FUND CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2012 for the Fund was 5.80%.

Best Quarter:	+10.20%	(third quarter, 2009)
Worst Quarter:	-14.26%	(fourth quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
Institutional | Rainier Balanced Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
2002	rr_AnnualReturn2002	(10.35%)
2003	rr_AnnualReturn2003	18.58%
2004	rr_AnnualReturn2004	6.70%
2005	rr_AnnualReturn2005	7.59%
2006	rr_AnnualReturn2006	9.26%
2007	rr_AnnualReturn2007	12.73%
2008	rr_AnnualReturn2008	(27.82%)
2009	rr_AnnualReturn2009	18.67%
2010	rr_AnnualReturn2010	12.65%
2011	rr_AnnualReturn2011	(0.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.26%)
1 Year	rr_AverageAnnualReturnYear01	(0.80%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Institutional | Rainier Balanced Fund | Return after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.11%)
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Institutional | Rainier Balanced Fund | Return after taxes on distributions and sale of fund shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.35%)
5 Years	rr_AverageAnnualReturnYear05	1.04%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Institutional | Rainier Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Institutional | Rainier Balanced Fund | Barclays Capital U.S. Intermediate Govt/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Institutional | Rainier Balanced Fund | Balanced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.58%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	4.00%

Institutional | Rainier High Yield Fund
SUMMARY SECTION Rainier High Yield Fund Institutional Shares
INVESTMENT OBJECTIVE
The Rainier High Yield Fund (the “High Yield Fund” or “Fund”) seeks to earn a high level of current income.
Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier High Yield Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Rainier High Yield Fund Institutional Shares
Management Fees		0.55%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.18%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		0.76%
Fee Waiver and/or Expense Reimbursement		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.68%
[1]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[2]	The Investment Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Rainier High Yield Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2013. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Rainier High Yield Fund Institutional Shares	69	235	415	935

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 42.05% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in below investment grade bonds of corporate issuers. These “high yield” securities, often called “junk bonds,” will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Investment Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.

The Fund will purchase securities of companies in any capitalization range – small, medium or large. The Fund’s principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Fund may also invest in private placements and “Rule 144A” securities, which are subject to resale restrictions. The Fund is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds. The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Investment Adviser believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Fund does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.” Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

The Fund may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager’s expectations, or when swapped for a more attractive security.
PRINCIPAL INVESTMENT RISKS
Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  High-Yield (Junk Bond) Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Bond Risks – As with most fixed-income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  Liquidity Risk – Illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied since inception. The table below compares the Fund’s average annual total returns for the 1-year and since inception periods with a domestic high yield market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
RAINIER HIGH YIELD FUND CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2011 for the Fund was 6.10%.

Best Quarter:	+6.82%	(third quarter, 2010)
Worst Quarter:	-3.89%	(second quarter, 2011)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Average Annual Total Returns - Institutional Rainier High Yield Fund	1 Year	Since Inception	Inception Date
Institutional Shares	6.16%	16.00%	Mar 31, 2009
Institutional Shares Return after taxes on distributions	3.60%	12.51%
Institutional Shares Return after taxes on distributions and sale of fund shares	4.06%	11.72%
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	4.38%	23.88%
BofA Merrill Lynch U.S. High Yield BB-B Rated Index (reflects no deduction for fees, expenses or taxes)	5.43%	20.16%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Institutional | Rainier High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier High Yield Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier High Yield Fund (the “High Yield Fund” or “Fund”) seeks to earn a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 42.05% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.05%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its assets in below investment grade bonds of corporate issuers. These “high yield” securities, often called “junk bonds,” will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Investment Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.

The Fund will purchase securities of companies in any capitalization range – small, medium or large. The Fund’s principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Fund may also invest in private placements and “Rule 144A” securities, which are subject to resale restrictions. The Fund is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds. The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Investment Adviser believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Fund does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.” Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

The Fund may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager’s expectations, or when swapped for a more attractive security.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  High-Yield (Junk Bond) Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Bond Risks – As with most fixed-income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity and/or the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  Liquidity Risk – Illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.
  Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied since inception. The table below compares the Fund’s average annual total returns for the 1-year and since inception periods with a domestic high yield market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Investment Adviser’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied since inception. The table below compares the Fund’s average annual total returns for the 1-year and since inception periods with a domestic high yield market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER HIGH YIELD FUND CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Fund was 6.10%.

Best Quarter:	+6.82%	(third quarter, 2010)
Worst Quarter:	-3.89%	(second quarter, 2011)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional | Rainier High Yield Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[2]
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	235
5 Years	rr_ExpenseExampleYear05	415
10 Years	rr_ExpenseExampleYear10	935
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010	13.33%
2011	rr_AnnualReturn2011	6.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.89%)
1 Year	rr_AverageAnnualReturnYear01	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	16.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
Institutional | Rainier High Yield Fund | Return after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	12.51%
Institutional | Rainier High Yield Fund | Return after taxes on distributions and sale of fund shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	11.72%
Institutional | Rainier High Yield Fund | BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	23.88%
Institutional | Rainier High Yield Fund | BofA Merrill Lynch U.S. High Yield BB-B Rated Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.43%
Since Inception	rr_AverageAnnualReturnSinceInception	20.16%

[1]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[2]	The Investment Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Rainier High Yield Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2013. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Institutional | Rainier International Discovery Fund
SUMMARY SECTION Rainier International Discovery Fund Institutional Shares
INVESTMENT OBJECTIVE
The Rainier International Discovery Fund (the “International Discovery Fund” or “Fund”) seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Rainier International Discovery Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Rainier International Discovery Fund Institutional Shares
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	1.12%
Total Annual Fund Operating Expenses		2.12%
Fee Reduction and/or Expense Reimbursement		(0.87%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%
[1]	Other Expenses includes 0.31% for organizational costs which cover various one-time costs related to starting up the Fund.
[2]	The Investment Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Rainier International Discovery Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2013. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years
Institutional Rainier International Discovery Fund Institutional Shares	127	580

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period from March 28, 2012 through March 31, 2012, the Fund’s turnover rate was 0.23% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions the Fund will invest primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries and emerging market countries that have strong earnings prospects relative to their peers and attractive overall business fundamentals. The portfolio manager selects stocks of companies he believes will increase in value over time and makes investment decisions based primarily on an analysis of individual companies, rather than on broad economic forecasts. The portfolio manager believes that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. In normal market conditions, the Fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. In pursuing its investment objective, the Fund may invest in equity securities, including common stock and preferred stock, and securities convertible into common stock, including warrants, convertible bonds, and rights. In addition, the Fund may also invest in the initial public offerings (“IPOs”) of small-cap companies, real estate investment trusts (“REITs”) and similar types of investments outside the U.S., and in certain derivatives including futures, options, forward contracts and participatory notes. Participatory notes allow investors, such as the Fund, to invest indirectly in foreign securities without registering in those foreign markets where the country requires registration to make any direct investment in securities. The Fund will generally not invest more than 25% of its net assets in participatory notes at the time of purchase.

The Fund will invest primarily in foreign securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar-denominated foreign securities and direct foreign securities (purchased on foreign exchanges). An IDR is a negotiable, bank-issued certificate representing ownership of stock securities by an investor outside the country of origin. An IDR is the non-U.S. equivalent of an ADR. The Fund is not required to invest a specified portion of its net assets in any particular geographic region or any particular industry or sector, but will typically invest in at least three foreign countries at any time. The Fund will generally not invest more than 50% of its net assets in issuers located in emerging markets.

The Fund is diversified and will generally hold between 60 and 120 securities and seeks to invest in securities that are selling at reasonable valuations. The Fund may sell a security, if it achieves the valuation target, or the underlying fundamentals deteriorate as compared to the portfolio manager’s expectations, or when it is replaced with a more attractive security.

In addition, up to 10% of the Fund’s net assets may be held in cash or cash equivalents at the Investment Adviser’s discretion.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Foreign Securities and Emerging Markets Risks – Investing in foreign securities and securities of companies located in emerging market countries involve additional risks as compared to investing in U.S. securities, including risks related to currency- exchange rate fluctuations, political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less-strict regulation of securities markets, less liquidity, more volatility, higher transaction costs, and delays in settling securities transactions. Investing in securities of companies located in emerging market countries involves even greater risk and volatility than investing in more developed foreign markets because of, among other things, smaller securities markets, higher transaction costs, and fixed or managed currencies.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, investment in IPO shares could have a magnified impact on the performance of the Fund.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  New Fund Risk – There can be no guarantee that the Fund will grow to or maintain an economically viable size.
  Participatory Notes Risk – Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the participatory notes will not fulfill its contractual obligation to complete the transaction with the Fund.
  Real Estate Securities Risk – The value of a REIT and similar U.S. and foreign investments can be negatively affected by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the entity.
  Small-Cap Company Risk – Investments in securities of small-cap companies involve greater risk of loss than investing in larger, more established companies. Small-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small-cap companies’ stock tend to fluctuate in value more than other stocks.
  Derivatives Risk – The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions. The use of derivatives may also involve the risk that a counterparty to a derivative contract will fail to comply with the terms of the contract which could cause the Fund to lose its investment in the derivative instrument.

PERFORMANCE
Because the Fund does not have a full calendar year of performance to compare against a broad measure of market performance, performance information is not provided here. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Institutional | Rainier International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier International Discovery Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier International Discovery Fund (the “International Discovery Fund” or “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period from March 28, 2012 through March 31, 2012, the Fund’s turnover rate was 0.23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.23%
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	Other Expenses includes 0.31% for organizational costs which cover various one-time costs related to starting up the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions the Fund will invest primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries and emerging market countries that have strong earnings prospects relative to their peers and attractive overall business fundamentals. The portfolio manager selects stocks of companies he believes will increase in value over time and makes investment decisions based primarily on an analysis of individual companies, rather than on broad economic forecasts. The portfolio manager believes that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. In normal market conditions, the Fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. In pursuing its investment objective, the Fund may invest in equity securities, including common stock and preferred stock, and securities convertible into common stock, including warrants, convertible bonds, and rights. In addition, the Fund may also invest in the initial public offerings (“IPOs”) of small-cap companies, real estate investment trusts (“REITs”) and similar types of investments outside the U.S., and in certain derivatives including futures, options, forward contracts and participatory notes. Participatory notes allow investors, such as the Fund, to invest indirectly in foreign securities without registering in those foreign markets where the country requires registration to make any direct investment in securities. The Fund will generally not invest more than 25% of its net assets in participatory notes at the time of purchase.

The Fund will invest primarily in foreign securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar-denominated foreign securities and direct foreign securities (purchased on foreign exchanges). An IDR is a negotiable, bank-issued certificate representing ownership of stock securities by an investor outside the country of origin. An IDR is the non-U.S. equivalent of an ADR. The Fund is not required to invest a specified portion of its net assets in any particular geographic region or any particular industry or sector, but will typically invest in at least three foreign countries at any time. The Fund will generally not invest more than 50% of its net assets in issuers located in emerging markets.

The Fund is diversified and will generally hold between 60 and 120 securities and seeks to invest in securities that are selling at reasonable valuations. The Fund may sell a security, if it achieves the valuation target, or the underlying fundamentals deteriorate as compared to the portfolio manager’s expectations, or when it is replaced with a more attractive security.

In addition, up to 10% of the Fund’s net assets may be held in cash or cash equivalents at the Investment Adviser’s discretion.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. The following risks could affect the value of your investment:
  Foreign Securities and Emerging Markets Risks – Investing in foreign securities and securities of companies located in emerging market countries involve additional risks as compared to investing in U.S. securities, including risks related to currency- exchange rate fluctuations, political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less-strict regulation of securities markets, less liquidity, more volatility, higher transaction costs, and delays in settling securities transactions. Investing in securities of companies located in emerging market countries involves even greater risk and volatility than investing in more developed foreign markets because of, among other things, smaller securities markets, higher transaction costs, and fixed or managed currencies.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, investment in IPO shares could have a magnified impact on the performance of the Fund.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is risk that the Investment Adviser’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  New Fund Risk – There can be no guarantee that the Fund will grow to or maintain an economically viable size.
  Participatory Notes Risk – Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the participatory notes will not fulfill its contractual obligation to complete the transaction with the Fund.
  Real Estate Securities Risk – The value of a REIT and similar U.S. and foreign investments can be negatively affected by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the entity.
  Small-Cap Company Risk – Investments in securities of small-cap companies involve greater risk of loss than investing in larger, more established companies. Small-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small-cap companies’ stock tend to fluctuate in value more than other stocks.
  Derivatives Risk – The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions. The use of derivatives may also involve the risk that a counterparty to a derivative contract will fail to comply with the terms of the contract which could cause the Fund to lose its investment in the derivative instrument.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have a full calendar year of performance to compare against a broad measure of market performance, performance information is not provided here. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have a full calendar year of performance to compare against a broad measure of market performance, performance information is not provided here. Performance information will be available after the Fund has been in operation for one calendar year.
Institutional | Rainier International Discovery Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	580

[1]	Other Expenses includes 0.31% for organizational costs which cover various one-time costs related to starting up the Fund.
[2]	The Investment Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Rainier International Discovery Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2013. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012